Fair Value Measurements - Reconciliation of the liability measured at fair value on a recurring basis (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the liability measured at fair value on a recurring basis
Beginning balance	$ 73,067,000	$ 46,042,000	$ 13,340,000
SAFE Notes issued during the period		10,232,000	18,985,000	$ 13,340,000
Change in fair value during the period	13,126,959	29,919,959	13,717,000
SAFE Notes principal balance converted during the period	(42,557,000)	(42,557,000)
Change in fair value upon conversion on SAFE Notes at Closing	(43,636,959)	(43,636,959)
Ending balance	$ 0	$ 0	$ 46,042,000	$ 13,340,000
FairValueRecurringBasisUnobservableInputReconciliationLiabilityGainLossStatementOfIncomeExtensibleList	Change in fair value of simple agreement for future equity	Change in fair value of simple agreement for future equity	Change in fair value of simple agreement for future equity	Change in fair value of simple agreement for future equity